Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning balance, Amount at Jul. 04, 2012	$ 494	$ 4,442	$ (1,265,672)	$ 27,287	$ (1,233,449)
Beginning balance, Shares at Jul. 04, 2012
Issuance of common stock for cash at $0.0001 per share	50,000,000
Issuance of common stock for cash at $0.0001 per share		494	4,442		4,936
Net loss			(1,265,672)		(1,265,672)
Ending balance, Amount					$ (1,233,449)
Ending balance, Shares at Dec. 31, 2012	50,000,000			27,287	27,287